Short-Term Operating Lease (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Short-Term Operating Lease [Abstract]
Operating lease initial period	The Group is a lessee under a number of operating leases for offices, staff residence and warehouses fully prepaid and the prepayments would be utilized according to the lease terms. The Group’s leases generally have remaining lease terms of 3 months to 1 year and some of which include options to terminate the leases within 1 year.	The Group is a lessee under a number of operating leases for offices, staff residence and warehouses fully prepaid and the prepayments would be utilized according to the lease terms. The Group’s leases generally have remaining lease terms of 3 months to 1 year and some of which include options to terminate the leases within 1 year.	The Group is a lessee under a number of operating leases for offices and staff residence fully prepaid and the prepayments would be utilized according to the lease terms. The Group’s leases generally have remaining lease terms of 3 months to 1 year and some of which include options to terminate the leases within 1 year.